Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Listings [Line Items]
Document type	20-F
Document period end date	Dec. 31, 2017
Amendment flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity registrant name	PARTNERRE LTD.
Entity central index key	0000911421
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well known seasoned issuer	No
Common shares
Entity Listings [Line Items]
Entity common stock shares outstanding	100,000,000
Class B Shares [Domain]
Entity Listings [Line Items]
Entity common stock shares outstanding	255,492